Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,066,623	$ 522,356
Less: accumulated depreciation	(377,262)	(199,959)
Total property and equipment, net from discontinued operations	689,361	322,397
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	541,931	168,308
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	13,777	14,391
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 510,915	$ 339,657